Other Liabilities	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Other Liabilities
22	Other Liabilities

As at October 31 ($ millions)	2018	2017
Accrued interest	$2,634	$2,172
Accounts payable and accrued expenses	6,198	5,867
Current tax liabilities	435	408
Deferred tax liabilities (Note 27)	1,205	697
Gold and silver certificates and bullion	5,019	6,819
Margin and collateral accounts	6,523	7,129
Segregated fund liabilities	2,736	–
Payables to brokers, dealers and clients	564	796
Provisions (Note 23)(1)	181	213
Allowance for credit losses on off-balance sheet exposures - IFRS 9 (Note 13)	74	n/a
Allowance for credit losses on off-balance sheet exposures - IAS 39(1)	n/a	120
Pension liabilities (Note 28)	593	808
Other liabilities of subsidiaries and structured entities	19,933	12,954
Other	6,649	5,331
Total	$52,744	$43,314

(1)	Prior year amounts have been reclassified to conform with current period presentation.